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                         NATIONS SEPARATE ACCOUNT TRUST

                      Registration Nos. 333-40265; 811-8481

                             CERTIFICATE PURSUANT TO

                              17 C.F.R. 230.497(j)

     The undersigned hereby certifies on behalf of Nations Separate Account Trust (the "Trust") that the forms of Prospectus for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 10, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on May 1, 2002.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 7th day of May, 2002.



                                                  NATIONS SEPARATE ACCOUNT TRUST



                                                  /s/ Richard H. Blank, Jr.
                                                  -------------------------
                                                  Richard H. Blank, Jr.

                                                  Secretary